Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill.
Goodwill

Note 9. Goodwill

The following table reflects the carrying amount of goodwill as of March 31, 2023 and December 31, 2022:

	Beverage
(Thousands)	Solutions	Total
Balance at December 31, 2022
Goodwill	$190,882	$190,882
Accumulated impairment loss	(76,883)	(76,883)
	113,999	113,999
Changes during the period:
Acquisitions	1,948	1,948
Measurement period adjustments	143	143

Balance at March 31, 2023
Goodwill	192,973	192,973
Accumulated impairment loss	(76,883)	(76,883)
	$116,090	$116,090

Note 10. Goodwill

Changes in the carrying amount of goodwill occurring during the years ended December 31, 2022 and 2021 were as follows:

	Beverage
(Thousands)	Solutions	Total
Balance at December 31, 2019
Goodwill	$14,616	$14,616
Changes during the period:
Acquisitions	159,320	159,320
Impairments	(76,883)	(76,883)
	97,053	97,053
Balance at December 31, 2020
Goodwill	$173,936	$173,936
Accumulated impairment loss	(76,883)	(76,883)
	97,053	97,053
Balance at December 31, 2021
Goodwill	$173,936	$173,936
Accumulated impairment loss	(76,883)	(76,883)
	97,053	97,053
Changes during the period:
Acquisitions	16,946	16,946
	16,946	16,946
Balance at December 31, 2022
Goodwill	$190,882	$190,882
Accumulated impairment loss	(76,883)	(76,883)
	$113,999	$113,999